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June 23, 1998



Schwab Funds
101 Montgomery Street
San Francisco, CA  94104

To Whom It May Concern:

On April 30, 1998, three N-30Ds were incorrectly filed under the Schwab Family of Funds, CIK #0000857156. These following details the incorrect filings:

1. Schwab Government Bond Funds Annual Report, dated February 28, 1998 Accession Number 0001047469-98-017096

2.   Schwab California Tax-Free Bond Funds Annual Report, dated February 28,
     1998
     Accession Number 0001047469-98-017094

3. Schwab Tax-Free Bond Funds Annual Report, dated February 28, 1998 Accession Number 0001047469-98-017093

These filings were correctly filed under Schwab Investments, CIK #0000869365, on June 23, 1998. They can be referenced under the following accession numbers:

1. Schwab Government Bond Funds Annual Report, dated February 28, 1998 Accession Number 0001047469-98-024967

2.   Schwab California Tax-Free Bond Funds Annual Report, dated February 28,
     1998
     Accession Number 0001047469-98-024970

3. Schwab Tax-Free Bond Funds Annual Report, dated February 28, 1998 Accession Number 0001047469-98-024972